Segment Information	12 Months Ended
Dec. 31, 2023
Segment Information [Abstract]
Segment Information	Segment Information
Basis for Segmentation
The Directors are the Group’s chief operating decision-makers. The Group’s operating segments are determined based on the financial information provided to the Board of Directors periodically for the purposes of allocating resources and assessing performance. During the second half of 2023, the Group changed the financial information that was regularly reviewed by the Board of Directors to allocate resources and assess performance. The Group has determined each of its Wholly-Owned Programs represents an operating segment and the Group has aggregated each of these operating segments into one reportable segment, the Wholly-Owned Programs segment, given the high level of operational and financial similarities across its Wholly-Owned Programs. Each of the Group’s Controlled Founded Entities represents an operating segment. The Group aggregates each Controlled Founded Entity operating segment into one reportable segment, the Controlled Founded Entities segment. For the Group’s entities that do not meet the definition of an operating segment, the Group presents this information in the Parent & Other column in its segment footnote to reconcile the information in this footnote to the Consolidated Financial Statements. Substantially all of the Group’s revenue and profit generating activities are generated within the United States and, accordingly, no geographical disclosures are provided.
The Group has retroactively recast its fiscal year 2022 and 2021 results on the new basis for comparability.
Following is the description of the Group's reportable segments:
Wholly-Owned Programs
The Wholly-Owned Programs segment is advancing Wholly-Owned Programs which are focused on treatments for patients with devastating diseases. The Wholly-Owned Programs segment is comprised of the technologies that are wholly-owned and will be advanced through with either the Group's funding or non-dilutive sources of financing. The operational management of the Wholly-Owned Programs segment is conducted by the PureTech Health team, which is responsible for the strategy, business development, and research and development.
Controlled Founded Entities
The Controlled Founded Entities segment is comprised of the Group’s consolidated operational subsidiaries as of December 31, 2023 that either have, or have plans to hire, independent management teams and currently have already raised third-party dilutive capital. These subsidiaries have active research and development programs and either have entered into or plan to seek an equity or debt investment partner, who will provide additional industry knowledge and access to networks, as well as additional funding to continue the pursued growth of the entity.
The Group’s entities that were determined not to meet the definition of an operating segment are included in the Parent Company and Other column to reconcile the information in this footnote to the financial statements. This column captures activities not directly attributable to the Group's operating segments and includes the activities of the Parent, corporate support functions and certain research and development support functions that are not directly attributable to a strategic business segment as well as the elimination of intercompany transactions. This column also captures the operating results for the deconsolidated entities through the date of deconsolidation (e.g. Vedanta in 2023 and Sonde in 2022) and accounting for the Group's holdings in Founded Entities for which control has been lost, which primarily represents: the activity associated with deconsolidating an entity when the Group no longer controls the entity (e.g. Vedanta in 2023 and Sonde in 2022), the gain or loss on the Group's investments accounted for at fair value (e.g. the Group's ownership stakes in Karuna, Vor and Akili) and the Group's net income or loss of associates accounted for using the equity method.
(The term "Founded Entities" refers to entities which the Company incorporated and announced the incorporation as a Founded Entity externally. It includes certain of the Company’s wholly-owned subsidiaries which have been announced by the Company as Founded Entities, Controlled Founded Entities and deconsolidated Founded Entities.)
In January 2024, the Group launched two new Founded Entities to advance certain programs from the Wholly-Owned Programs segment. Refer to Note 28. Subsequent Events for detail. The financial results of these programs were included in the Wholly-Owned Programs segment as of December 31, 2023 and 2022 and for the three years ended December 31, 2023, 2022 and 2021, respectively. Upon raising dilutive third-party financing, the financial results of these two entities will be included in the Controlled Founded Entities segment to the extent that the Group maintains control over these entities.
The Group’s Board of Directors reviews segment performance and allocates resources based upon revenue and operating loss as well as the funds available for each segment. The Board of Directors do not review any other information for purposes of assessing segment performance or allocating resources.

	For the year ended December 31, 2023
	Wholly-Owned Programs $	Controlled Founded Entities $	Parent Company & Other $	Consolidated $
Contract revenue	—	750	—	750
Grant revenue	853	—	1,727	2,580
Total revenue	853	750	1,727	3,330
General and administrative expenses	(14,020)	(562)	(38,713)	(53,295)
Research and development expenses	(89,495)	(672)	(6,068)	(96,235)
Total operating expense	(103,516)	(1,233)	(44,781)	(149,530)
Operating income/(loss)	(102,662)	(483)	(43,054)	(146,199)
Income/expenses not allocated to segments
Other income/(expense):
Gain on deconsolidation of subsidiary				61,787
Gain/(loss) on investment held at fair value				77,945
Realized loss on sale of investments				(122)
Gain/(loss) on investment in notes from associates				(27,630)
Other income/(expense)				(908)
Total other income/(expense)				111,072
Net finance income/(costs)				5,078
Share of net income/(loss) of associates accounted for using the equity method				(6,055)
Income/(loss) before taxes				(36,103)
	As of December 31, 2023
Available Funds
Cash and cash equivalents	2,140	675	188,266	191,081
Short-term Investments	—	—	136,062	136,062
Consolidated cash, cash equivalents and short-term investments	2,140	675	324,328	327,143

	For the year ended December 31, 2022
	Wholly-Owned Programs $	Controlled Founded Entities $	Parent Company & Other $	Consolidated $
Contract revenue	—	1,500	590	2,090
Grant revenue	2,826	—	10,702	13,528
Total revenue	2,826	1,500	11,292	15,618
General and administrative expenses	(8,301)	(419)	(52,272)	(60,991)
Research and development expenses	(116,054)	(1,051)	(35,328)	(152,433)
Total Operating expenses	(124,355)	(1,470)	(87,600)	(213,425)
Operating income/(loss)	(121,529)	30	(76,308)	(197,807)
Income/expenses not allocated to segments
Other income/(expense):
Gain on deconsolidation				27,251
Gain/(loss) on investment held at fair value				(32,060)
Realized loss on sale of investments				(29,303)
Other income/(expense)				8,131
Total other income/(expense)				(25,981)
Net finance income/(costs)				138,924
Share of net income/(loss) of associate accounted for using the equity method				(27,749)
Gain on dilution of ownership interest in associate				28,220
Impairment of investment in associates				(8,390)
Income/(loss) before taxes				(92,783)
	As of December 31, 2022
Available Funds
Cash and cash equivalents	7,306	823	141,737	149,866
Short-term Investments	—	—	200,229	200,229
Consolidated cash, cash equivalents and short-term investments	7,306	823	341,966	350,095

	For the year ended December 31, 2021
	Wholly-Owned Programs $	Controlled Founded Entities $	Parent Company & Other $	Consolidated $
Contract revenue	8,129	1,500	350	9,979
Grant revenue	1,253	—	6,156	7,409
Total revenue	9,382	1,500	6,506	17,388
General and administrative expenses	(8,673)	(365)	(48,161)	(57,199)
Research and development expenses	(65,444)	(918)	(44,108)	(110,471)
Total operating expense	(74,118)	(1,284)	(92,269)	(167,671)
Operating income/(loss)	(64,736)	216	(85,763)	(150,282)
Income/expenses not allocated to segments
Other income/(expense):
Gain/(loss) on investment held at fair value				179,316
Realized loss on sale of investments				(20,925)
Other income/(expense)				1,592
Other income/(expense)				159,983
Net finance income/(costs)				5,050
Share of net income/(loss) of associate accounted for using the equity method				(73,703)
Income/(loss) before taxes				(58,953)